Dynavax Purchase	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Dynavax Purchase

(11) Dynavax Purchase

We purchased all of the intellectual property and trial drug substance for nelitolimod from Dynavax Technologies (“Dynavax”) in 2020. This was a purchase of in-process research and development (“IPR&D”). Nelitolimod, an investigational agent in development, is a toll-like receptor 9 (“TLR9”) agonist which is believed to bind to the TLR9 receptors found on suppressive immune cells including myeloid-derived suppressor cells (“MDSCs”) and antigen-presenting immune cells. We believe that nelitolimod, when delivered using our PEDD devices, can improve therapeutic distribution to solid tumors and improve outcomes for liver metastases and LA-PDAC.

Payments under the Dynavax purchase agreement consist of: (a) an upfront payment of $9,000, (b) milestone payments upon the achievement of certain development and commercial milestones, and (c) royalty payments based on aggregate annual net sales after nelitolimod receives Food and Drug Administration (“FDA”) approval to be sold.

The milestone payments range from $1,000 to $10,000, triggered by development achievements for each of up to four indications. The development milestone payments cannot exceed $170,000. We have made milestone payments of $1,000 in September 2021, after initiating our clinical study of uveal melanoma liver metastases, June 2022, after initiating our clinical study for primary liver tumors, and August 2023, after initiating our clinical study for LA-PDAC. In aggregate, the commercial milestones shall not exceed $80,000. We will also pay annual royalties at the rate of 10.0% for aggregate annual net sales less than or equal to $1,000,000 and 12.0% for aggregate annual net sales above that amount.

We record the milestone payments in R&D expense when they are incurred. The milestone payments and royalty payments are contingent upon future events and therefore will also be recorded as expense when it is probable that a milestone has been achieved or when royalties are due. During the three months ended March 31, 2025 and 2024, we made no payments to Dynavax.

(12) Dynavax Purchase

We purchased all of the intellectual property and trial drug substance for nelitolimod from Dynavax Technologies (“Dynavax”) in 2020. This was a purchase of in-process research and development (“IPR&D”). Nelitolimod, an investigational agent in development, is a toll-like receptor 9 (“TLR9”) agonist which is believed to bind to the TLR9 receptors found on suppressive immune cells including myeloid-derived suppressor cells (“MDSCs”) and antigen-presenting immune cells. We believe that nelitolimod, when delivered using our PEDD devices, can improve therapeutic distribution to solid tumors and improve outcomes for liver metastases and pancreatic cancer.

Payments under the Dynavax purchase agreement consist of: (a) one upfront payment of $9.0 million that was split into two payments ($5.0 million and $4.0 million, paid in July and December 2022, respectively), (b) milestone payments upon the achievement of certain development and commercial milestones, and (c) royalty payments based on aggregate annual net sales after nelitolimod receives FDA approval to be sold.

The development milestone payments range from $1.0 million to $10.0 million, triggered by development achievements for each of up to four indications. The development milestone payments cannot exceed $170.0 million. We made a milestone payment of $1.0 million in each of September 2021, after initiating our clinical study of uveal melanoma liver metastases; June 2022, after initiating our clinical study for primary liver tumors; and August 2023, after initiating our clinical study for pancreatic cancer. In aggregate, the commercial milestones shall not exceed $80.0 million. We will also pay annual royalties at the rate of 10% for aggregate annual net sales less than or equal to $1,000.0 million and 12% for aggregate annual net sales above that amount. For 2024 and 2023, no annual royalties payments were made.

We record the milestone payments in R&D expense when they are incurred. We have reflected these milestone payments in the Consolidated Statements of Cash Flows as investing activities to reflect the contractual investment in the IPR&D. The milestone payments and royalty payments are contingent upon future events and therefore will also be recorded as expense when it is probable that a milestone has been achieved or when royalties are due.